Bank overdraft and short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Bank Overdraft and Short-term Borrowings

Bank overdraft and short-term borrowings as at December 31, 2018 and 2017 are analysed as follows:

	31/12/18	31/12/17	01/01/17
Bank overdraft	1,762	—	4,416
Borrowings secured over trade receivables	29,992	23,791	17,311
Borrowings unsecured	3,394	2,176	2,700

Total	35,148	25,967	24,427

Summary of Weighted Average Interest Rates on Bank Overdraft and Short-Term Borrowings

The weighted average interest rates on the bank overdraft and short-term borrowings for the years ended December 31, 2018, 2017 are as follows:

	2018	2017
Bank overdraft	4.35%	3.48%
Borrowings	2.69%	3.28%